Document And Entity Information	Nov. 14, 2024
Document Information [Line Items]
Entity, Registrant Name	BELFUSE INC /NJ
Document, Type	8-K/A
Document, Period End Date	Nov. 14, 2024
Entity, Incorporation, State or Country Code	NJ
Entity, File Number	0-11676
Entity, Tax Identification Number	22-1463699
Entity, Address, Address Line One	300 Executive Drive
Entity, Address, Address Line Two	Suite 300
Entity, Address, City or Town	West Orange
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07052
City Area Code	201
Local Phone Number	432-0463
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Description	8-K/A - Bel Fuse Inc Completion of Acquisition (Enercon)
Amendment Flag	true
Entity, Central Index Key	0000729580
ClassACommonStock010ParValue Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock ($0.10 par value)
Trading Symbol	BELFA
Security Exchange Name	NASDAQ
ClassBCommonStock010ParValue Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class B Common Stock ($0.10 par value)
Trading Symbol	BELFB
Security Exchange Name	NASDAQ